INCOME TAX (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	March 31, 2021	December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,920	$10,861
Change in fair value of warrants	753,532	—
Organizational costs/Startup expenses	456,120	78,848
Total deferred tax asset	1,220,572	89,709
Valuation allowance	(1,220,572)	(89,709)
Deferred tax asset, net of allowance	$—	$—

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,861
Organizational costs/Startup expenses	78,848
Total deferred tax asset	89,709
Valuation allowance	(89,709)
Deferred tax asset, net of allowance	$—

Income Tax Provision
The income tax provision consists of the following:

	March 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(1,220,572)	(89,709)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,220,572	89,709
Income tax provision	$—	$—
The income tax provision consists of the following:
December 31, 2020
Federal
Current	$—
Deferred	(89,709)

State
Current	$—
Deferred	—
Change in valuation allowance	89,709
Income tax provision	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

March 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	-13.2%
Change in valuation allowance	-7.8%
Income tax provision	0.0%

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(18.9%)
Change in valuation allowance	(2.1%)
Income tax provision	0.0%